Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 87.9		$ 87.9
Gain (Loss) on derivative instrument	(2.4)	$ 0.5	(2.7)	$ (2.4)
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 6.5		$ 6.5